other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2020
other comprehensive income
Schedule of other comprehensive income

									Item never
	Items that may subsequently be reclassified to income								reclassified to		Item never
	Change in unrealized fair value of derivatives designated as cash flow hedges in current period (Note 4(i))								income		reclassified to
	Derivatives used to manage currency risk			Derivatives used to manage other market risks				Cumulative	Change in		income
		Prior period			Prior period			foreign	measurement		Employee
	Gains	(gains) losses		Gains	(gains) losses			currency	of investment	Accumulated	defined benefit
Years ended December 31	(losses)	transferred to		(losses)	transferred to			translation	financial	other	plan	Other
(millions)	arising	net income	Total	arising	net income	Total	Total	adjustment	assets	comp. income	re-measurements	comp. income
Accumulated balance as at January 1, 2019			$(19)			$—	$(19)	$22	$—	$3
Other comprehensive income (loss)
Amount arising	$(34)	$151	117	$10	$(12)	(2)	115	20	13	148	$(448)	$(300)
Income taxes	$10	$22	32	$2	$(3)	(1)	31	—	1	32	(110)	(78)
Net			85			(1)	84	20	12	116	$(338)	$(222)
Accumulated balance as at December 31, 2019			66			(1)	65	42	12	119
Other comprehensive income (loss)
Amount arising	$(117)	$(3)	(120)	$(6)	$(1)	(7)	(127)	113	17	3	$(421)	$(418)
Income taxes	$(5)	$(9)	(14)	$(2)	$—	(2)	(16)	—	3	(13)	(109)	(122)
Net			(106)			(5)	(111)	113	14	16	$(312)	$(296)
Accumulated balance as at December 31, 2020			$(40)			$(6)	$(46)	$155	$26	$135
Attributable to:
Common Shares										$117
Non-controlling interests										18
										$135